Business Acquisition - Schedule of Recognized Amounts of Identifiable Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2015	Feb. 13, 2015
Business Acquisition [Line Items]
Goodwill	$ 48,496	$ 48,496
Buzzinate Company Limited [Member]
Business Acquisition [Line Items]
Cash				$ 1,439
Other current assets				207
Property and equipment				375
Intangible asset				644
Current liabilities				(529)
Deferred tax liabilities				(161)
Total identifiable net assets acquired				1,975
Goodwill				2,958
Total purchase consideration, net of cash acquired				$ 3,494
OptAim Limited [Member]
Business Acquisition [Line Items]
Cash			$ 1,301
Other current assets			13,193
Property and equipment			84
Intangible asset			20,100
Current liabilities			(7,571)
Deferred tax liabilities			(5,025)
Total identifiable net assets acquired			22,082
Goodwill			45,538
Total purchase consideration, net of cash acquired			$ 50,343